Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 10,365.81
Total Fee Amount	10,365.81
Total Transaction Valuation	75,060,201
Total Offset Amount	0
Net Fee	$ 0